Supplementary Information To the Consolidated Statements of Loss	3 Months Ended
Jun. 30, 2022
Supplementary Information To the Consolidated Statements of Loss
Supplementary Information To TheConsolidated Statements Of Loss

12.         SUPPLEMENTARY INFORMATION TO THE CONSOLIDATED STATEMENTS OF LOSS

(a)         Employees’ salaries and benefits

The employees’ salaries and benefits included in exploration and evaluation expenses and administration expenses are as follows:

	Three months ended June 30,
	2022	2021
Employee salaries and benefits	($)	($)
Exploration an evaluation expenses	508,000	247,000
Administration expenses	53,000	63,000
	561,000	310,000

(1)	rounded to the nearest thousand dollar
(2)	includes salaries and benefits included in office and administration expenses (note 12(b)) and other salaries and benefits expenses classified as administration expenses

(b)         Office and administration expenses

Office and administration expenses include the following:

	Three months ended June 30,
	2022	2021
	($)	($)
Salaries and Benefits	53,000	56,000
Data processing and retention	4,000	6,000
Insurance	7,000	12,000
Other office expenses	4,000	3,000
	68,000	77,000

(1)	rounded to the nearest thousand dollar